Financial Instruments - Impact of Hedging on Equity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)		Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Disclosure of detailed information about hedged items [line items]
Beginning Balance			$ 378,369	$ 337,801	$ 335,117
Foreign currency revaluation of the net foreign operations	$ 0	[1]	0	(5,153)	3,677
Ending Balance	$ 18,275	[2]	381,131	378,369	337,801
Equity attributable to equity holders of the parent
Disclosure of detailed information about hedged items [line items]
Beginning Balance			303,860	262,604	262,601
Ending Balance			297,502	303,860	262,604
Non-controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance			74,509	75,197	72,516
Ending Balance			83,629	74,509	75,197
Impact Of Hedging Instruments
Disclosure of detailed information about hedged items [line items]
Beginning Balance			956	1,881
Financial instruments - purchases			278	(967)
Change in fair value of financial instruments recognized in OCI			11,031	(3,995)
Amount reclassified from OCI to profit or loss			(4,228)	4,322
Foreign currency revaluation of the net foreign operations			(5,036)	2,854
Effects of changes in foreign exchange rates			(13)	1
Tax effect			133	(3,140)
Ending Balance			3,121	956	1,881
Impact Of Hedging Instruments | Equity attributable to equity holders of the parent
Disclosure of detailed information about hedged items [line items]
Beginning Balance			1,260	1,958
Financial instruments - purchases			(54)	(359)
Change in fair value of financial instruments recognized in OCI			7,082	(1,917)
Amount reclassified from OCI to profit or loss			(4,103)	3,576
Foreign currency revaluation of the net foreign operations			(2,194)	1,277
Effects of changes in foreign exchange rates			(3)	1
Tax effect			548	(3,276)
Ending Balance			2,536	1,260	1,958
Impact Of Hedging Instruments | Forward contract
Disclosure of detailed information about hedged items [line items]
Beginning Balance			(273)	(223)
Financial instruments - purchases			41	(350)
Change in fair value of financial instruments recognized in OCI			345	(595)
Amount reclassified from OCI to profit or loss			(45)	848
Effects of changes in foreign exchange rates			12	2
Tax effect			(105)	45
Ending Balance			(25)	(273)	(223)
Impact Of Hedging Instruments | Currency swap contract
Disclosure of detailed information about hedged items [line items]
Beginning Balance			1,225	2,049
Financial instruments - purchases			(261)	50
Change in fair value of financial instruments recognized in OCI			6,898	(1,514)
Amount reclassified from OCI to profit or loss			(4,039)	2,698
Foreign currency revaluation of the net foreign operations			(2,194)	1,277
Effects of changes in foreign exchange rates			(14)	0
Tax effect			733	(3,335)
Ending Balance			2,348	1,225	2,049
Impact Of Hedging Instruments | Interest rate swaps
Disclosure of detailed information about hedged items [line items]
Beginning Balance			357	111
Change in fair value of financial instruments recognized in OCI			(64)	64
Amount reclassified from OCI to profit or loss				201
Tax effect			(64)	(19)
Ending Balance			229	357	111
Impact Of Hedging Instruments | Commodity price contracts
Disclosure of detailed information about hedged items [line items]
Beginning Balance			(48)	22
Financial instruments - purchases			88	(59)
Change in fair value of financial instruments recognized in OCI			(133)	128
Amount reclassified from OCI to profit or loss			(1)	(171)
Effects of changes in foreign exchange rates			(1)	(1)
Tax effect			15	33
Ending Balance			(80)	(48)	22
Impact Of Hedging Instruments | Non-controlling interest
Disclosure of detailed information about hedged items [line items]
Beginning Balance			(304)	(77)
Financial instruments - purchases			332	(608)
Change in fair value of financial instruments recognized in OCI			3,949	(2,078)
Amount reclassified from OCI to profit or loss			(125)	746
Foreign currency revaluation of the net foreign operations			(2,842)	1,577
Effects of changes in foreign exchange rates			(10)	0
Tax effect			(415)	136
Ending Balance			$ 585	$ (304)	$ (77)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.4